INCOME TAX	6 Months Ended
Dec. 31, 2020
INCOME TAX
INCOME TAX

NOTE 19. INCOME TAX

The Company is not subject to any income taxes in the United States or the Cayman Islands and had minimal operations in jurisdictions other than the PRC. BHD and Nanjing Recon are subject to PRC’s income taxes as PRC domestic companies. The Company follows Implementing Rules for the Enterprise Income Tax Law (“Implementing Rules”), which took effect on January 1, 2008 and unified the income tax rate for domestic-invested and foreign-invested enterprises at 25%.

Nanjing Recon was approved as a government-certified high-technology company and is subject to a reduced income tax rate of 15% through November 30, 2019. Nanjing Recon reapplied for a high-technology company certificate, and the new certificate was approved as November 22, 2019 and will expire on November 22, 2022.

As approved by the domestic tax authority in the PRC, BHD was recognized as a government-certified high-technology company on November 25, 2009 and is subject to a reduced income tax rate of 15% through November 25, 2018. BHD reapplied for a high-technology company certificate, and the new certificate was approved as October 31, 2018 and will expire on October 31, 2021.

Loss before provision for income taxes consisted of:

	December 31,	December 31,	December 31,
	2019	2020	2020
	RMB	RMB	U.S. Dollars
Outside China areas	¥(7,624,668)	¥(6,440,586)	$(985,906)
China	904,020	(3,699,278)	(566,276)
Total	¥(6,720,648)	¥(10,139,864)	$(1,552,182)

Deferred tax asset, net is composed of the following:

	June 30,	December 31,	December 31,
	2020	2020	2020
	RMB	RMB	U.S. Dollars
Deferred tax assets:
Allowance for doubtful receivables	¥1,180,160	¥625,375	$95,730
Impairment loss from investment in unconsolidated entity	605,660	605,660	92,713
Net operating loss carryforwards	10,441,633	10,237,274	1,567,095
Subtotal	¥12,227,453	¥11,468,309	$1,755,538
Less: Valuation allowance	(12,162,660)	(11,389,897)	(1,743,535)
Total deferred tax assets	¥64,793	¥78,412	$12,003
Deferred tax Liability:
Accelerated amortization of intangible assets	¥(64,793)	¥(78,412)	$(12,003)
Total deferred tax liability	¥(64,793)	¥(78,412)	(12,003)
Deferred tax assets, net	¥—	¥—	$—

 The Company’s income tax expense (benefit) is comprised of the following:

	For the six months ended December 31,
	2019	2020	2020
	RMB	RMB	U.S. Dollars
Current income tax provision (benefit)	¥316,799	¥(98,338)	$(15,053)
Income tax expenses (benefit)	¥316,799	¥(98,338)	$(15,053)